Loan Receivables - Schedule of Loan Receivables (Details) - Loan Receivables [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Receivables [Line Items]
Total		$ 20,961,372
Less: Unearned interest		(4,001,404)
Total		16,959,968
Less: Provision for allowance for expected credit losses on loan receivables		(114,147)
Total loan receivables		16,845,821
Beginning balances	114,147	60,895
Additions		53,252
Reversal	(114,147)
Ending balance		114,147
Current asset		10,283,529
Non-current asset		6,562,292
Personal loans [Member]
Loan Receivables [Line Items]
Personal and term loans		34,429
Term loans [Member]
Loan Receivables [Line Items]
Personal and term loans		$ 20,926,943